DERIVATIVE LIABILITIES (Details - Assumptions used for derivatives)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derivative liabilities	622.8%	451.9%	322.4%
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derivative liabilities	7.6 to 9.13 years	0.13 to 9.42 years	0.41 to 9.99 years
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derivative liabilities	2.87% - 3.23%	3.09% - 3.88%	3.27% - 4.06%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derivative liabilities	0.00%	0.00%	0.00%